Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions

The balances as of December 31, 2023 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2023	1,102	654	2,770	1,026	5,552
Accrued during the period	1,086	28	160	182	1,456
Utilization	(760)	—	(54)	(802)	(1,616)
Releases	—	—	(214)	(26)	(240)
Exchange rate differences	1	(23)	(92)	—	(114)
At December 31, 2023	1,429	659	2,570	380	5,038

Current	1,063	—	—	—	1,063
Non-current	366	659	2,570	380	3,975

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2022	1,061	591	572	1,275	3,499
Accrued during the period	90	27	2,373	82	2,572
Utilization	(49)	—	(114)	(265)	(428)
Releases	—	—	(63)	(68)	(131)
Exchange rate differences	—	36	2	2	40
At December 31, 2022	1,102	654	2,770	1,026	5,552

Current	—	—	—	—	—
Non-current	1,102	654	2,770	1,026	5,552